Document and Entity Information	12 Months Ended
Jan. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Nov 30, 2011
Registrant Name	FEDERATED ASSET ALLOCATION FUND
Central Index Key	0000013386
Amendment Flag	false
Document Creation Date	Sep 20, 2012
Document Effective Date	Sep 20, 2012
Prospectus Date	Jan 31, 2012

Federated Asset Allocation Fund

CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS R SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)

SUPPLEMENT TO PROSPECTUS DATED January 31, 2012

Effective December 12, 2012, Federated Asset Allocation Fund will change its name to "Federated Global Allocation Fund." Accordingly, any and all references to "Federated Asset Allocation Fund" should be deleted and replaced with "Federated Global Allocation Fund."

1. Under the heading entitled, "What are the Fund's Main Investment Strategies?," please replace the first four paragraphs with the following:

"During normal market conditions, the Fund will invest between 20% and 80% of its assets in equity investments and between 20% and 80% of its assets in fixed-income investments. The Fund's asset mix will change based upon the Fund's adviser's ("Adviser") view of economic and market conditions. The Fund will generally allocate a substantial amount of its total assets (approximately 40% or more – unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) to non-U.S. investments. The Fund will allocate its assets among various regions and countries, including the United States, but in no fewer than three different countries.

With regard to the portion of the Fund allocated to equity securities, the Fund's Adviser may allocate relatively more of the Fund's assets, based upon its view of economic and market conditions, to securities with exposure to a particular sector, country or region, to securities chosen using a particular style of investing (e.g., growth or value) or to securities with a particular market capitalization (e.g., small, medium or large).

When selecting individual securities (whether foreign or domestic) in which to invest, the Fund focuses primarily on securities of companies that collectively provide the Adviser with the region, country, sector, style and size exposures it is targeting. In addition, the Adviser considers other security-specific factors that they expect to generate relatively better performance within the stock portfolio. Such factors include valuation, profitability, growth expectations, market sentiment and price behavior.

The fixed-income asset classes in which the Fund may invest include domestic debt securities, including corporate debt securities, U.S. government obligations and mortgage-backed securities. The Fund may also invest in non-U.S. dollar and dollar-denominated, fixed-income securities of foreign governments and their agencies or foreign corporations. The Fund may invest in securities of issuers in both developed and emerging market countries. The Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar-denominated, fixed-income securities in order to increase or decrease its exposure to foreign interest rate and/or currency markets. The Fund's investment in domestic and foreign fixed-income securities may include investments in non-investment grade, sometimes referred to as "high-yield" securities."

2. Under the heading entitled, "Average Annual Total Return Table," please replace the current blended index line item and corresponding footnote with the following:

Blended Index [3] (reflects no deduction for fees, expenses or taxes)	(2.15%)	1.43%	5.41%

3The Blended Index is a custom blended index comprised of 60% of the return of the MSCI All Country World Index and 40% of the return of the Barclays Global Aggregate Bond Index."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED ASSET ALLOCATION FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Supplement [Text Block]	faaf_SupplementTextBlock

Federated Asset Allocation Fund

CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS R SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)

SUPPLEMENT TO PROSPECTUS DATED January 31, 2012

Effective December 12, 2012, Federated Asset Allocation Fund will change its name to "Federated Global Allocation Fund." Accordingly, any and all references to "Federated Asset Allocation Fund" should be deleted and replaced with "Federated Global Allocation Fund."

1. Under the heading entitled, "What are the Fund's Main Investment Strategies?," please replace the first four paragraphs with the following:

"During normal market conditions, the Fund will invest between 20% and 80% of its assets in equity investments and between 20% and 80% of its assets in fixed-income investments. The Fund's asset mix will change based upon the Fund's adviser's ("Adviser") view of economic and market conditions. The Fund will generally allocate a substantial amount of its total assets (approximately 40% or more – unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) to non-U.S. investments. The Fund will allocate its assets among various regions and countries, including the United States, but in no fewer than three different countries.

With regard to the portion of the Fund allocated to equity securities, the Fund's Adviser may allocate relatively more of the Fund's assets, based upon its view of economic and market conditions, to securities with exposure to a particular sector, country or region, to securities chosen using a particular style of investing (e.g., growth or value) or to securities with a particular market capitalization (e.g., small, medium or large).

When selecting individual securities (whether foreign or domestic) in which to invest, the Fund focuses primarily on securities of companies that collectively provide the Adviser with the region, country, sector, style and size exposures it is targeting. In addition, the Adviser considers other security-specific factors that they expect to generate relatively better performance within the stock portfolio. Such factors include valuation, profitability, growth expectations, market sentiment and price behavior.

The fixed-income asset classes in which the Fund may invest include domestic debt securities, including corporate debt securities, U.S. government obligations and mortgage-backed securities. The Fund may also invest in non-U.S. dollar and dollar-denominated, fixed-income securities of foreign governments and their agencies or foreign corporations. The Fund may invest in securities of issuers in both developed and emerging market countries. The Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar-denominated, fixed-income securities in order to increase or decrease its exposure to foreign interest rate and/or currency markets. The Fund's investment in domestic and foreign fixed-income securities may include investments in non-investment grade, sometimes referred to as "high-yield" securities."

2. Under the heading entitled, "Average Annual Total Return Table," please replace the current blended index line item and corresponding footnote with the following:

Blended Index [3] (reflects no deduction for fees, expenses or taxes)	(2.15%)	1.43%	5.41%

3The Blended Index is a custom blended index comprised of 60% of the return of the MSCI All Country World Index and 40% of the return of the Barclays Global Aggregate Bond Index."

FEDERATED ASSET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	faaf_SupplementTextBlock

Federated Asset Allocation Fund

CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS R SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)

SUPPLEMENT TO PROSPECTUS DATED January 31, 2012

Effective December 12, 2012, Federated Asset Allocation Fund will change its name to "Federated Global Allocation Fund." Accordingly, any and all references to "Federated Asset Allocation Fund" should be deleted and replaced with "Federated Global Allocation Fund."

1. Under the heading entitled, "What are the Fund's Main Investment Strategies?," please replace the first four paragraphs with the following:

"During normal market conditions, the Fund will invest between 20% and 80% of its assets in equity investments and between 20% and 80% of its assets in fixed-income investments. The Fund's asset mix will change based upon the Fund's adviser's ("Adviser") view of economic and market conditions. The Fund will generally allocate a substantial amount of its total assets (approximately 40% or more – unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) to non-U.S. investments. The Fund will allocate its assets among various regions and countries, including the United States, but in no fewer than three different countries.

With regard to the portion of the Fund allocated to equity securities, the Fund's Adviser may allocate relatively more of the Fund's assets, based upon its view of economic and market conditions, to securities with exposure to a particular sector, country or region, to securities chosen using a particular style of investing (e.g., growth or value) or to securities with a particular market capitalization (e.g., small, medium or large).

When selecting individual securities (whether foreign or domestic) in which to invest, the Fund focuses primarily on securities of companies that collectively provide the Adviser with the region, country, sector, style and size exposures it is targeting. In addition, the Adviser considers other security-specific factors that they expect to generate relatively better performance within the stock portfolio. Such factors include valuation, profitability, growth expectations, market sentiment and price behavior.

The fixed-income asset classes in which the Fund may invest include domestic debt securities, including corporate debt securities, U.S. government obligations and mortgage-backed securities. The Fund may also invest in non-U.S. dollar and dollar-denominated, fixed-income securities of foreign governments and their agencies or foreign corporations. The Fund may invest in securities of issuers in both developed and emerging market countries. The Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar-denominated, fixed-income securities in order to increase or decrease its exposure to foreign interest rate and/or currency markets. The Fund's investment in domestic and foreign fixed-income securities may include investments in non-investment grade, sometimes referred to as "high-yield" securities."

2. Under the heading entitled, "Average Annual Total Return Table," please replace the current blended index line item and corresponding footnote with the following:

Blended Index [3] (reflects no deduction for fees, expenses or taxes)	(2.15%)	1.43%	5.41%

3The Blended Index is a custom blended index comprised of 60% of the return of the MSCI All Country World Index and 40% of the return of the Barclays Global Aggregate Bond Index."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED ASSET ALLOCATION FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 20, 2012